Taxes on Income (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Taxes on Income [Abstract]
Domestic	$ 366	$ 285	$ (405)
Foreign	1	27	80
Total Income (Loss) before taxes	$ 367	$ 312	$ (325)